Cover	Sep. 29, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2020
Entity File Number	1-9595
Entity Registrant Name	BEST BUY CO., INC.
Entity Central Index Key	0000764478
Entity Tax Identification Number	41-0907483
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	7601 Penn Avenue South
Entity Address, City or Town	Richfield
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55423
City Area Code	612
Local Phone Number	291-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value per share
Trading Symbol	BBY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false